RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Statement of Operations (Details) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss		$ (261,726,000)		$ (117,285,000)		$ (1,009,678,000)	$ (246,868,000)		$ (719,380,000)	$ (277,357,000)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock		13,728,639		8,319,168		13,042,653	8,117,746		9,389,540	7,789,421
Basic and diluted net loss per share, Non-redeemable common stock		$ (19.06)		$ (14.10)		$ (243.59)	$ (30.41)		$ (75.15)	$ (34.59)
Churchill Capital Corp IV
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss	$ (1,000)	$ (588,819,915)	$ (54,303,650)		$ (54,304,650)	$ (1,460,618,073)		$ (63,467,875)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption		207,000,000	191,473,711		191,473,711	201,682,674		188,268,610
Basic and diluted net income per share, Class A common stock subject to possible redemption	$ 0.00	$ 0.00	$ 0.00		$ 0.00	$ 0.00		$ 0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	45,000,000	51,750,000	59,043,747		54,862,784	58,496,884		62,139,949
Basic and diluted net loss per share, Non-redeemable common stock	$ 0.00	$ (11.38)	$ (0.92)		$ (0.99)	$ (24.97)		$ (1.02)
As Previously Reported | Restatement of warrants as derivative liabilities | Churchill Capital Corp IV
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss			$ (155,614)		$ (156,614)			$ (2,521,839)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption			199,815,911		199,815,911			199,798,408
Basic and diluted net income per share, Class A common stock subject to possible redemption			$ 0.00		$ 0.00			$ 0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock			53,784,534		51,169,291			54,384,479
Basic and diluted net loss per share, Non-redeemable common stock			$ 0.00		$ 0.00			$ (0.05)
As Adjustments | Restatement of warrants as derivative liabilities | Churchill Capital Corp IV
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss			$ (54,148,036)		$ (54,148,036)			$ (60,946,036)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption			(8,342,200)		(8,342,200)			(11,529,798)
Basic and diluted net income per share, Class A common stock subject to possible redemption			$ 0.00		$ 0.00			$ 0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock			5,259,213		3,693,493			7,755,470
Basic and diluted net loss per share, Non-redeemable common stock			$ (0.92)		$ (0.99)			$ (0.97)